Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Commitments and Contingencies [Abstract]
Rental expense	$ 31,206	د.إ 114,590	د.إ 117,573